Long-Term Debt (Schedule of Long-Term Debt Instruments) (Detail) - USD ($) $ in Thousands	May. 26, 2015	May. 12, 2015	Dec. 31, 2014	Jun. 29, 2014	Dec. 31, 2013	Feb. 28, 2009
Debt Instrument [Line Items]
Total PSE long-term debt		$ 400,000	$ 5,462,272	$ 299,100
Net PSE long-term debt			5,243,608		$ 5,232,476
Long Term Debt, Reconciliation, Fair Value Adjustment			(218,619)		(229,746)
Senior secured credit facility
Debt Instrument [Line Items]
Total PSE long-term debt					299,000
Term Loan
Debt Instrument [Line Items]
Total PSE long-term debt				$ 299,000		$ 1,225,000
Term Loan | Term Loan
Debt Instrument [Line Items]
Total PSE long-term debt			100,000
Term Loan | Term Loan series due 2017 [Member]
Debt Instrument [Line Items]
Total PSE long-term debt			100,000
Term Loan | Term Loanseriesdue 2016 [Member]
Debt Instrument [Line Items]
Total PSE long-term debt			99,000
Senior Secured Note
Debt Instrument [Line Items]
Unamortized discount on senior notes			(32)		(36)
Senior Secured Note | 6.500% Senior Secured Note Due 2020
Debt Instrument [Line Items]
Total PSE long-term debt			450,000		450,000
Senior Secured Note | 6.000% Senior Secured Note Due 2021
Debt Instrument [Line Items]
Total PSE long-term debt			500,000		500,000
Senior Secured Note | 5.625% Senior Secured Note Due 2022
Debt Instrument [Line Items]
Total PSE long-term debt			450,000		450,000
Subsidiaries [Member]
Debt Instrument [Line Items]
Stated interest rate percent	4.30%	3.65%
Total PSE long-term debt	$ 425,000		3,763,272
Unamortized discount on senior notes			(13)		(14)
Net PSE long-term debt			$ 3,763,259		3,763,258
Subsidiaries [Member] | Senior Notes and First Mortgage Bonds | 7.350% Series Due 2015
Debt Instrument [Line Items]
Stated interest rate percent			7.35%
Total PSE long-term debt			$ 10,000		10,000
Subsidiaries [Member] | Senior Notes and First Mortgage Bonds | 7.360% Series Due 2015
Debt Instrument [Line Items]
Stated interest rate percent			7.36%
Total PSE long-term debt			$ 2,000		2,000
Subsidiaries [Member] | Senior Notes and First Mortgage Bonds | 5.197% Series Due 2015
Debt Instrument [Line Items]
Stated interest rate percent			5.197%
Total PSE long-term debt			$ 150,000		150,000
Subsidiaries [Member] | Senior Notes and First Mortgage Bonds | 6.750% Series Due 2016
Debt Instrument [Line Items]
Stated interest rate percent			6.75%
Total PSE long-term debt			$ 250,000		250,000
Subsidiaries [Member] | Senior Notes and First Mortgage Bonds | 5.500% Secured Promissory Note Due 2017
Debt Instrument [Line Items]
Stated interest rate percent			5.50%
Total PSE long-term debt			$ 2,412		2,412
Subsidiaries [Member] | Senior Notes and First Mortgage Bonds | 6.740% Series Due 2018
Debt Instrument [Line Items]
Stated interest rate percent			6.74%
Total PSE long-term debt			$ 200,000		200,000
Subsidiaries [Member] | Senior Notes and First Mortgage Bonds | 7.150% Series Due 2025
Debt Instrument [Line Items]
Stated interest rate percent			7.15%
Total PSE long-term debt			$ 15,000		15,000
Subsidiaries [Member] | Senior Notes and First Mortgage Bonds | 7.200% Series Due 2025
Debt Instrument [Line Items]
Stated interest rate percent			7.20%
Total PSE long-term debt			$ 2,000		2,000
Subsidiaries [Member] | Senior Notes and First Mortgage Bonds | 7.020% Series Due 2027
Debt Instrument [Line Items]
Stated interest rate percent			7.02%
Total PSE long-term debt			$ 300,000		300,000
Subsidiaries [Member] | Senior Notes and First Mortgage Bonds | 7.000% Series Due 2029
Debt Instrument [Line Items]
Stated interest rate percent			7.00%
Total PSE long-term debt			$ 100,000		100,000
Subsidiaries [Member] | Senior Notes and First Mortgage Bonds | 3.900% Series Due 2031
Debt Instrument [Line Items]
Stated interest rate percent			3.90%
Total PSE long-term debt			$ 138,460		138,460
Subsidiaries [Member] | Senior Notes and First Mortgage Bonds | 4.000% Series Due 2031
Debt Instrument [Line Items]
Stated interest rate percent			4.00%
Total PSE long-term debt			$ 23,400		23,400
Subsidiaries [Member] | Senior Notes and First Mortgage Bonds | 5.483% Series Due 2035
Debt Instrument [Line Items]
Stated interest rate percent			5.483%
Total PSE long-term debt			$ 250,000		250,000
Subsidiaries [Member] | Senior Notes and First Mortgage Bonds | 6.724% Series Due 2036
Debt Instrument [Line Items]
Stated interest rate percent			6.724%
Total PSE long-term debt			$ 250,000		250,000
Subsidiaries [Member] | Senior Notes and First Mortgage Bonds | 6.274% Series Due 2037
Debt Instrument [Line Items]
Stated interest rate percent			6.274%
Total PSE long-term debt			$ 300,000		300,000
Subsidiaries [Member] | Senior Notes and First Mortgage Bonds | 5.757% Series Due 2039
Debt Instrument [Line Items]
Stated interest rate percent			5.757%
Total PSE long-term debt			$ 350,000		350,000
Subsidiaries [Member] | Senior Notes and First Mortgage Bonds | 5.795% Series Due 2040
Debt Instrument [Line Items]
Stated interest rate percent			5.795%
Total PSE long-term debt			$ 325,000		325,000
Subsidiaries [Member] | Senior Notes and First Mortgage Bonds | 5.764% Series Due 2040
Debt Instrument [Line Items]
Stated interest rate percent			5.764%
Total PSE long-term debt			$ 250,000		250,000
Subsidiaries [Member] | Senior Notes and First Mortgage Bonds | 4.434% Series Due 2041
Debt Instrument [Line Items]
Stated interest rate percent			4.434%
Total PSE long-term debt			$ 250,000		250,000
Subsidiaries [Member] | Senior Notes and First Mortgage Bonds | 5.638% Series Due 2041
Debt Instrument [Line Items]
Stated interest rate percent			5.638%
Total PSE long-term debt			$ 300,000		300,000
Subsidiaries [Member] | Senior Notes and First Mortgage Bonds | 4.700% Series Due 2051
Debt Instrument [Line Items]
Stated interest rate percent			4.70%
Total PSE long-term debt			$ 45,000		45,000
Subsidiaries [Member] | Senior Notes and First Mortgage Bonds | 6.974% Series Due 2067
Debt Instrument [Line Items]
Stated interest rate percent			6.974%
Total PSE long-term debt			$ 250,000		$ 250,000
Subsidiaries [Member] | Junior Subordinated Notes | 6.500% Senior Secured Note Due 2020
Debt Instrument [Line Items]
Stated interest rate percent			6.50%
Subsidiaries [Member] | Junior Subordinated Notes | 6.000% Senior Secured Note Due 2021
Debt Instrument [Line Items]
Stated interest rate percent			6.00%
Subsidiaries [Member] | Junior Subordinated Notes | 5.625% Senior Secured Note Due 2022
Debt Instrument [Line Items]
Stated interest rate percent			5.625%